UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bank Global Fund Services

811 E. Wisconsin Ave, 8th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-4711

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

TrueShares ETFs

TrueShares Technology, AI & Deep Learning ETF (LRNZ)
TrueShares ESG Active Opportunities ETF (ECOZ)

SEMI-ANNUAL REPORT

June 30, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission(“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

TrueShares ETFs

Table of Contents

Shareholder Expense Example	2
Schedule of Investments	3
TrueShares Technology, AI & Deep Learning ETF	3
TrueShares ESG Active Opportunities ETF	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
TrueShares Technology, AI & Deep Learning ETF	8
TrueShares ESG Active Opportunities ETF	9
Financial Highlights	10
TrueShares Technology, AI & Deep Learning ETF	10
TrueShares ESG Active Opportunities ETF	11
Notes to Financial Statements	12
Board Consideration and Approval of Advisory and Sub-Advisory Agreements	18
Supplemental Information	20

TrueShares ETFs

Shareholder Expense Example

June 30, 2020 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (February 28, 2020 to June 30, 2020), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hypothetical Account Value 1/1/20	Beginning Account Value 2/28/20^	Ending Account Value 6/30/20	Annualized Expense Ratios	Expenses Paid During the Period
TrueShares Technology, AI & Deep Learning ETF
Actual	N/A	$1,000.00	$ 1,346.50	0.68%	$2.70(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$ 1,021.48	0.68%	$3.42(2)
TrueShares ESG Active Opportunities ETF
Actual	N/A	$1,000.00	$ 1,090.70	0.58%	$2.05(1)
Hypothetical (5% return before expenses)	$1,000.00	N/A	$ 1,021.98	0.58%	$2.92(2)

(^)	The Funds commenced operations on February 28, 2020.

(1)

Actual expenses are calculated using the Funds’ annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 124 days, and divided by the number of days in the most recent twelve-month period, 366 days.

(2)

Hypothetical expenses are calculated using the Funds’ annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 366 days.

TrueShares Technology, AI & Deep Learning ETF

Schedule of Investments

June 30, 2020 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 88.8%
Biotechnology — 3.2%
Guardant Health, Inc. (a)	3,332	$270,325

Computers — 15.5%
Crowdstrike Holdings, Inc. - Class A (a)	4,525	453,812
Varonis Systems, Inc. (a)	3,226	285,436
Zscaler, Inc. (a)	5,145	563,378
		1,302,626
Internet — 15.1%
Alphabet, Inc. - Class C (a)	200	282,722
Amazon.com, Inc. (a)	113	311,747
Anaplan, Inc. (a)	5,853	265,199
Okta, Inc. (a)	2,062	412,874
		1,272,542
Semiconductors — 14.1%
Advanced Micro Devices, Inc. (a)	5,730	301,455
Intel Corp.	4,295	256,970
NVIDIA Corp.	876	332,801
Xilinx, Inc.	2,951	290,349
		1,181,575
Software — 36.4% (b)
Datadog, Inc. - Class A (a)	5,643	490,659
Elastic N.V. (a)	3,684	339,702
Microsoft Corp.	1,441	293,258
salesforce.com, Inc. (a)	1,500	280,995
Schrodinger, Inc. (a)	5,691	521,125
ServiceNow, Inc. (a)	802	324,858
Slack Technologies, Inc. - Class A (a)	9,845	306,081
Twilio, Inc. - Class A (a)	2,320	509,054
		3,065,732
Telecommunications — 4.5%
PagerDuty, Inc. (a)	13,293	380,446

TOTAL COMMON STOCKS (Cost $6,557,162)		7,473,246

MONEY MARKET FUNDS — 11.2%
First American Treasury Obligations Fund - Class X, 0.08% (c)	945,877	945,877
TOTAL MONEY MARKET FUNDS (Cost $945,877)		945,877

TOTAL INVESTMENTS (Cost $7,503,039) — 100.0%		8,419,123
Other assets and liabilities, net — (0.0)% (d)		(3,578)
NET ASSETS — 100.0%		$8,415,545

(a)	Non-income producing security.

(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Less than (0.05)%.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

TrueShares ESG Active Opportunities ETF

Schedule of Investments

June 30, 2020 (Unaudited)

Sector Diversification *

* Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 97.7%
Apparel — 1.0%
NIKE, Inc. - Class B	490	$48,045

Auto Manufacturers — 1.4%
Tesla, Inc. (a)	63	68,028

Banks — 2.4%
JPMorgan Chase & Co.	798	75,060
The Goldman Sachs Group, Inc.	189	37,350
		112,410
Beverages — 1.5%
PepsiCo, Inc.	560	74,066

Biotechnology — 3.4%
Amgen, Inc.	161	37,973
Gilead Sciences, Inc.	526	40,470
Regeneron Pharmaceuticals, Inc. (a)	135	84,193
		162,636
Chemicals — 1.4%
International Flavors & Fragrances, Inc.	532	65,149

Commercial Services — 6.3%
Moody’s Corp.	245	67,309
PayPal Holdings, Inc. (a)	301	52,443
S&P Global, Inc.	203	66,884
Square, Inc. - Class A (a)	1,081	113,440
		300,076
Computers — 3.8%
Accenture PLC - Class A (b)	175	37,576
Apple, Inc.	392	143,002
		180,578
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	623	45,641

Distribution & Wholesale — 2.0%
WW Grainger, Inc.	308	96,761

Diversified Financial Services — 6.6%
American Express Co.	556	52,931
BlackRock, Inc.	119	64,747
Cboe Global Markets, Inc.	669	62,404
Mastercard, Inc. - Class A	315	93,146
Visa, Inc. - Class A	217	41,918
		315,146
Electric — 2.1%
Edison International	777	42,199
Eversource Energy	728	60,621
		102,820
Energy, Alternative Sources — 1.5%
Enphase Energy, Inc. (a)	1,463	69,595

Food — 3.1%
Beyond Meat, Inc. (a)	528	70,741
Sysco Corp.	872	47,664
The JM Smucker Co.	267	28,251
		146,656
Healthcare Products — 4.8%
Abbott Laboratories	1,114	101,853
Baxter International, Inc.	903	77,748
Varian Medical Systems, Inc. (a)	414	50,723
		230,324
Healthcare Services — 1.6%
UnitedHealth Group, Inc.	252	74,327

Household Products & Wares — 1.6%
The Clorox Co.	352	77,218

Insurance — 1.0%
The Allstate Corp.	497	48,204

Internet — 10.8%
Alphabet, Inc. - Class A (a)	98	138,969
Amazon.com, Inc. (a)	56	154,494
Booking Holdings, Inc. (a)	38	60,509
Netflix, Inc. (a)	175	79,632
Uber Technologies, Inc. (a)	1,087	33,784
VeriSign, Inc. (a)	224	46,330
		513,718
Machinery Diversified — 1.3%
Rockwell Automation, Inc.	296	63,048

The accompanying notes are an integral part of the financial statements.

TrueShares ESG Active Opportunities ETF

Schedule of Investments

June 30, 2020 (Unaudited) (Continued)

	Shares	Value
Media — 1.7%
The Walt Disney Co.	735	$81,960

Miscellaneous Manufacturing — 0.7%
Illinois Tool Works, Inc.	189	33,047

Packaging & Containers — 0.9%
Ball Corp.	602	41,833

Pharmaceuticals — 4.9%
AbbVie, Inc.	511	50,170
AmerisourceBergen Corp.	630	63,485
Bristol-Myers Squibb Co.	759	44,629
Johnson & Johnson	231	32,486
Merck & Co., Inc.	560	43,305
		234,075
Real Estate — 0.7%
CBRE Group, Inc. - Class A (a)	770	34,819

Retail — 6.1%
Costco Wholesale Corp.	274	83,080
Starbucks Corp.	833	61,300
Target Corp.	336	40,296
The Home Depot, Inc.	205	51,355
Tractor Supply Co.	434	57,197
		293,228
Semiconductors — 4.3%
Lam Research Corp.	224	72,455
NVIDIA Corp.	210	79,781
QUALCOMM, Inc.	574	52,355
		204,591
Software — 14.4%
Adobe, Inc. (a)	213	92,721
Citrix Systems, Inc.	637	94,219
Electronic Arts, Inc. (a)	637	84,116
Intuit, Inc.	161	47,687
Microsoft Corp.	826	168,099
MSCI, Inc.	232	77,446
salesforce.com, Inc. (a)	252	47,207
VMware, Inc. - Class A (a)	483	74,797
		686,292
Telecommunications — 2.3%
Motorola Solutions, Inc.	231	32,370
Verizon Communications, Inc.	1,388	76,520
		108,890
Transportation — 3.1%
Union Pacific Corp.	476	80,477
United Parcel Service, Inc. - Class B	602	66,930
		147,407
TOTAL COMMON STOCKS (Cost $4,341,630)		4,660,588

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Iron Mountain, Inc.	918	23,960
Prologis, Inc.	714	66,638
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $86,783)		90,598

MONEY MARKET FUNDS — 0.4%
First American Treasury Obligations Fund - Class X, 0.08% (c)	20,301	20,301
TOTAL MONEY MARKET FUNDS (Cost $20,301)		20,301

TOTAL INVESTMENTS (Cost $4,448,714) — 100.0%		4,771,487
Other assets and liabilities, net — 0.0% (d)		214
NET ASSETS — 100.0%		$4,771,701

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Less than 0.05%

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF
Assets
Investments, at value (cost $7,503,039 and $4,448,714, respectively)	$8,419,123	$4,771,487
Dividends and interest receivable	55	1,922
Total Assets	8,419,178	4,773,409

Liabilities
Payable to Adviser	3,633	1,708
Total liabilities	3,633	1,708
Net Assets	$8,415,545	$4,771,701

Net Assets Consists of:
Paid-in capital	$7,686,712	$4,618,355
Total distributable earnings	728,833	153,346
Net Assets	$8,415,545	$4,771,701

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	250,000	175,000
Net Asset Value, redemption price and offering price per share	$33.66	$27.27

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Operations

For the Period Ended June 30, 2020(1) (Unaudited)

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF
Investment Income
Dividend income	$943	$12,651
Interest income	205	75
Total investment income	1,148	12,726

Expenses
Investment advisory fees	6,444	4,923
Total expenses	6,444	4,923
Net investment income (loss)	(5,296)	7,803

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(181,955)	(177,230)
Net change in unrealized appreciation/depreciation on investments	916,084	322,773
Net realized and unrealized gain on investments	734,129	145,543
Net increase in net assets from operations	$728,833	$153,346

(1)	The Funds commenced operations on February 28, 2020.

The accompanying notes are an integral part of the financial statements.

TrueShares Technology, AI & Deep Learning ETF

Statement of Changes in Net Assets

Period Ended June 30, 2020(1) (Unaudited)
From Operations
Net investment loss	$(5,296)
Net realized loss on investments	(181,955)
Net change in net unrealized appreciation/depreciation on investments	916,084
Net increase in net assets resulting from operations	728,833

From Capital Share Transactions
Proceeds from shares sold	9,360,960
Cost of shares redeemed	(1,674,248)
Net increase in net assets resulting from capital share transactions	7,686,712

Total Increase in Net Assets	8,415,545

Net Assets
Beginning of period	—
End of period	$8,415,545

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	325,000
Shares redeemed	(75,000)
Shares outstanding, end of period	250,000

(1)	The Fund commenced operations on February 28, 2020.

The accompanying notes are an integral part of the financial statements.

TrueShares ESG Active Opportunities ETF

Statement of Changes in Net Assets

Period Ended June 30, 2020(1) (Unaudited)
From Operations
Net investment income	$7,803
Net realized loss on investments	(177,230)
Net change in net unrealized appreciation/depreciation on investments	322,773
Net increase in net assets resulting from operations	153,346

From Capital Share Transactions
Proceeds from shares sold	5,151,288
Cost of shares redeemed	(532,933)
Net increase in net assets resulting from capital share transactions	4,618,355

Total Increase in Net Assets	4,771,701

Net Assets
Beginning of period	—
End of period	$4,771,701

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	200,000
Shares redeemed	(25,000)
Shares outstanding, end of period	175,000

(1)	The Fund commenced operations on February 28, 2020.

The accompanying notes are an integral part of the financial statements.

TrueShares Technology, AI & Deep Learning ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended June 30, 2020(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	(0.05)
Net realized and unrealized gain on investments	8.71
Total from investment operations	8.66

Net Asset Value, End of Period	$33.66

Total return, at NAV(3)(4)	34.65%
Total return, at Market(3)(4)	34.82%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$8,416

Ratio of expenses to average net assets(5)	0.68%

Ratio of net investment income (loss) to average net assets(5)	(0.56)%

Portfolio turnover rate(4)(6)	10%

(1)	The Fund commenced investment operations on February 28, 2020.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

TrueShares ESG Active Opportunities ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended June 30, 2020(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income from investment operations:
Net investment income(2)	0.08
Net realized and unrealized gain on investments	2.19
Total from investment operations	2.27

Net Asset Value, End of Period	$27.27

Total return, at NAV(3)(4)	9.07%
Total return, at Market(3)(4)	9.26%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$4,772

Ratio of expenses to average net assets(5)	0.58%

Ratio of net investment income to average net assets(5)	0.92%

Portfolio turnover rate(4)(6)	13%

(1)	The Fund commenced investment operations on February 28, 2020.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited)

1. ORGANIZATION

TrueShares Technology, AI & Deep Learning ETF (the “AI ETF”) and TrueShares ESG Active Opportunities ETF (the “ESG ETF”) (each a “Fund” and collectively, the “Funds”) are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The AI ETF is a non-diversified series of the Trust, the ESG ETF is a diversified series and The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in the following:

Fund	Investment Objective
AI ETF	Common stock of technology, artificial intelligence and deep learning companies.
ESG ETF	Common stock of environmental, social and governance (“ESG”) companies.

The Funds commenced operations on February 28, 2020. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by TrueMark Investments, LLC (“TrueMark” or the “Adviser”), the Funds’ Investment Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Shares Transactions

The net asset value (“NAV”) of the shares of the Funds is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading

TrueShares ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

TrueShares ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2020 are as follows:

	Level 1	Level 2	Level 3	Total
TrueShares Technology, AI & Deep Learning ETF
Assets:
Common Stocks*	$7,473,246	$—	$—	$7,473,246
Money Market Funds	945,877	—	—	945,877
Total Investments in Securities	$8,419,123	$—	$—	$8,419,123

* See the Schedule of Investments for industry classifications.

	Level 1	Level 2	Level 3	Total
TrueShares ESG Active Opportunities ETF
Assets:
Common Stocks*	$4,660,588	$—	$—	$4,660,588
Real Estate Investment Trusts	90,598	—	—	90,598
Money Market Funds	20,301	—	—	20,301
Total Investments in Securities	$4,771,487	$—	$—	$4,771,487

* See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. The Funds intend to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income to shareholders in the form of dividends. The Funds generally pay out dividends from net investment income, if any, annually, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

TrueShares ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Funds commenced operations on February 28, 2020; therefore, there is no tax information as of June 30, 2020.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, the Funds pay a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.68% and 0.58% of the AI ETF’s and the ESG ETF’s average daily net assets, respectively. TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Black Hill Capital Partners, LLC (the “AI ETF Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the AI ETF Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the AI ETF Sub-Adviser, the AI ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the AI ETF Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is 50% of the Adviser’s net profits. Net profits are calculated as follows: the Advisers fees received from the AI ETF during a fiscal period, less interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Purview Investments, LLC (the “ESG ETF Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the ESG ETF Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the ESG ETF Sub-Adviser, the ESG ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the ESG ETF Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is 50% of the Adviser’s net profits. Net profits are calculated as follows: the Advisers fees received from the ESG ETF during a fiscal period, less interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

TrueShares ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

At June 30, 2020, no sub-advisory fees had been paid to either Sub-Adviser in connection with their respective Fund.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc., (the “Exchange”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. A Creation Unit consists of 25,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Funds for each creation order is $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Funds may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

TrueShares ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2020 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
AI ETF	$513,650	$310,613	$8,199,094	$1,663,013
ESG ETF	$421,487	$358,743	$5,038,903	$495,827

6. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”

7. SUBSEQUENT EVENTS

The Adviser launched two additional ETF’s subsequent to the fiscal period end of June 30, 2020.

Fund Name	Ticker	Commencement of Operations on Exchange
TrueShares Structured Outcome (July) ETF	JULZ	7/1/2020
TrueShares Structured Outcome (August) ETF	AUGZ	8/3/2020

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2020 (Unaudited)

At an in-person meeting held on December 4, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between TrueMark Investments, LLC (the “Adviser”) and the Trust, on behalf of TrueShares Technology, AI & Deep Learning ETF and TrueShares ESG Active Opportunities ETF (the “Funds”) and separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Black Hill Capital Partners, LLC (the “Sub-Advisers”) with respect to TrueShares Technology, AI & Deep Learning ETF and the Adviser, the Trust and Purview Investments, LLC (the “Sub-Advisers”) with respect to TrueShares ESG Active Opportunities ETF.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Funds; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Advisers and, during the Meeting, representatives from the Adviser and Sub-Advisers presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from the Adviser and Sub-Advisers provided overviews of their advisory businesses, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Advisers, as well as the rationale for launching the Funds, the Funds’ proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Advisory Agreement under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Advisers. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Advisers to the respective Funds; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser and Sub-Advisers from the relationship with the respective Funds; (iii) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Funds grow and whether the overall advisory fee for the Funds would enable investors to share in the benefits of economies of scale; (v) any benefits to be derived by the Adviser or Sub-Advisers from the relationship with the respective Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Advisers; and (vi) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Agreements, noting that these services include, among other things, furnishing a continuous investment program for the respective Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the Sub-Advisers and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser and Sub-Advisers, including those individuals responsible for portfolio management. The

TrueShares ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2020 (Unaudited) (Continued)

Board also considered the Adviser’s and Sub-Advisers’ operational capabilities and resources and their experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser and respective Sub-Advisers.

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding each Fund’s proposed advisory and sub-advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Funds. With regard to the latter point, the Board considered the lack of other exchange-traded funds that pursue investment strategies similar to those of the Funds. Based on this review, the Board concluded that the investment advisory and sub-advisory fees and expense ratios appeared to be competitive and otherwise satisfactory for the purposes of approving the Agreements.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser and Sub-Advisers, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Advisers, including the methodology underlying such projection. The Board also reviewed information regarding the estimated break-even point for the Funds taking into consideration potential direct and ancillary revenue received by the Adviser in connection with the services to be provided to the Funds. The Board took into consideration that the advisory fee for the Funds is a “unified fee,” meaning the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Advisers, and paying the Funds’ other expenses out of its own fee and resources.

Economies of Scale. The Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain of the Adviser’s and Sub-Advisers’ costs would increase if asset levels rise. The Board noted that since the Funds had not yet launched, it was difficult to estimate whether economies of scale might be realized in the future as assets grow in size. The Board also noted, however, that any economies would, to some degree, be shared with Fund shareholders through a Fund’s unitary fee structure. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Benefits to the Adviser and Sub-Advisers. In addition to evaluating the services provided by the Adviser and Sub-Advisers, the Board also considered the extent to which the Adviser or each respective Sub-Adviser may realize other benefits from its relationship to a Fund. While the Board acknowledged that the Adviser or Sub-Advisers may experience reputational success if the Funds perform well in the future, it did not identify any other potential benefits at this early stage and agreed to reassess potential benefits at a future meeting. Based on its review, the Board concluded that any ancillary benefits would not be disadvantageous to a Fund’s shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees separately, unanimously: (i) concluded that the terms of each Agreement are fair and reasonable; (ii) concluded that the proposed advisory and sub-advisory fees were fair and reasonable in light of the services to be provided; and (iii) determined that the approval of each Agreement for an initial term of two years was in the best interests of each Fund and its future shareholders.

TrueShares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.true-shares.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004 and on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.true-shares.com.

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Investment Adviser:

TrueMark Investments, LLC
9450 W. Bryn Mawr
Rosemont, IL 60018

Investment Sub-Advisers:

Black Hill Capital Partners, LLC
101 California St.
San Francisco, CA 94111

Purview Investments, LLC
208 East 51st St.
New York, NY 10022

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	09/01/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	09/01/2020

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	09/01/2020

*	Print the name and title of each signing officer under his or her signature.